Financial Risk Management - Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives held for trading
Outflows	₩ 133,293	₩ 102,924	₩ 158,284
Inflow	1,015
Derivatives settled gross
Outflow	1,976,432	2,994,649	3,078,733
Inflow	2,849,368	3,258,353	3,167,878
Less than 1 year [member]
Derivatives held for trading
Outflows	0	0	0
Inflow	0
Derivatives settled gross
Outflow	741,140	472,005	843,489
Inflow	614,066	550,478	856,508
1-5 years [member]
Derivatives held for trading
Outflows	133,293	101,994	158,284
Inflow	0
Derivatives settled gross
Outflow	1,227,166	2,493,858	1,857,942
Inflow	2,198,958	2,670,002	1,917,236
More than 5 years [member]
Derivatives held for trading
Outflows	0	930	0
Inflow	1,015
Derivatives settled gross
Outflow	8,126	28,786	377,302
Inflow	₩ 36,344	₩ 37,873	₩ 394,134